Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Puritan Trust
Entity Central Index Key	0000081205
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Fidelity Puritan K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Puritan® K6 Fund
Class Name	Fidelity® Puritan® K6 Fund
Trading Symbol	FPKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Puritan® K6 Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Puritan® K6 Fund	$ 16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 2,221,060,000
Holdings Count | shares	224
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$2,221,060,000
Number of Holdings	224
Portfolio Turnover	73%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.9 AAA 1.5 AA 0.2 A 2.0 BBB 4.7 BB 1.1 B 1.1 CCC,CC,C 0.7 D 0.0 Not Rated 2.3 Equities 67.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.9 AAA - 1.5 AA - 0.2 A - 2.0 BBB - 4.7 BB - 1.1 B - 1.1 CCC,CC,C - 0.7 D - 0.0 Not Rated - 2.3 Equities - 67.9 Short-Term Investments and Net Other Assets (Liabilities) - (0.4)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 20.3 Industrials 10.5 Financials 8.6 Health Care 7.7 Communication Services 7.2 Consumer Discretionary 6.8 Materials 5.5 Energy 5.4 Consumer Staples 2.2 Utilities 1.4 Real Estate 1.2 Common Stocks 67.7 Bonds 32.2 Preferred Stocks 0.2 Alternative Funds 0.2 Preferred Securities 0.1 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 67.7 Bonds - 32.2 Preferred Stocks - 0.2 Alternative Funds - 0.2 Preferred Securities - 0.1 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 11.8 NVIDIA Corp 5.5 Alphabet Inc Class C 3.7 Apple Inc 3.6 US Treasury Bonds 3.4 Microsoft Corp 2.4 Amazon.com Inc 2.4 Meta Platforms Inc Class A 1.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.3 Exxon Mobil Corp 1.3 37.1
Fidelity Puritan Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Puritan® Fund
Class Name	Fidelity® Puritan® Fund
Trading Symbol	FPURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Puritan® Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Puritan® Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 32,469,223,069
Holdings Count | shares	248
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$32,469,223,069
Number of Holdings	248
Portfolio Turnover	65%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.8 AAA 1.6 AA 0.2 A 2.0 BBB 4.7 BB 1.1 B 1.1 CCC,CC,C 0.7 D 0.0 Not Rated 2.3 Equities 67.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.8 AAA - 1.6 AA - 0.2 A - 2.0 BBB - 4.7 BB - 1.1 B - 1.1 CCC,CC,C - 0.7 D - 0.0 Not Rated - 2.3 Equities - 67.8 Short-Term Investments and Net Other Assets (Liabilities) - (0.3)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.8 Industrials 12.2 Financials 8.3 Health Care 7.3 Communication Services 6.9 Consumer Discretionary 6.9 Materials 5.3 Energy 5.3 Consumer Staples 2.1 Utilities 1.4 Real Estate 1.2 Common Stocks 67.4 Bonds 32.1 Preferred Stocks 0.4 Alternative Funds 0.3 Preferred Securities 0.1 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 67.4 Bonds - 32.1 Preferred Stocks - 0.4 Alternative Funds - 0.3 Preferred Securities - 0.1 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 11.7 NVIDIA Corp 5.3 Apple Inc 3.5 Alphabet Inc Class C 3.4 US Treasury Bonds 3.4 Amazon.com Inc 2.3 Microsoft Corp 2.3 Meta Platforms Inc Class A 1.7 Space Exploration Technologies Corp 1.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.3 36.6
Fidelity Puritan Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Puritan® Fund
Class Name	Fidelity® Puritan® Fund Class K
Trading Symbol	FPUKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Puritan® Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 32,469,223,069
Holdings Count | shares	248
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$32,469,223,069
Number of Holdings	248
Portfolio Turnover	65%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.8 AAA 1.6 AA 0.2 A 2.0 BBB 4.7 BB 1.1 B 1.1 CCC,CC,C 0.7 D 0.0 Not Rated 2.3 Equities 67.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.8 AAA - 1.6 AA - 0.2 A - 2.0 BBB - 4.7 BB - 1.1 B - 1.1 CCC,CC,C - 0.7 D - 0.0 Not Rated - 2.3 Equities - 67.8 Short-Term Investments and Net Other Assets (Liabilities) - (0.3)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.8 Industrials 12.2 Financials 8.3 Health Care 7.3 Communication Services 6.9 Consumer Discretionary 6.9 Materials 5.3 Energy 5.3 Consumer Staples 2.1 Utilities 1.4 Real Estate 1.2 Common Stocks 67.4 Bonds 32.1 Preferred Stocks 0.4 Alternative Funds 0.3 Preferred Securities 0.1 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 67.4 Bonds - 32.1 Preferred Stocks - 0.4 Alternative Funds - 0.3 Preferred Securities - 0.1 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 11.7 NVIDIA Corp 5.3 Apple Inc 3.5 Alphabet Inc Class C 3.4 US Treasury Bonds 3.4 Amazon.com Inc 2.3 Microsoft Corp 2.3 Meta Platforms Inc Class A 1.7 Space Exploration Technologies Corp 1.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.3 36.6
Fidelity Balanced K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced K6 Fund
Class Name	Fidelity® Balanced K6 Fund
Trading Symbol	FBKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Balanced K6 Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Balanced K6 Fund	$ 17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
Net Assets	$ 2,264,621,881
Holdings Count | shares	331
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$2,264,621,881
Number of Holdings	331
Portfolio Turnover	36%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.5 AAA 1.9 AA 0.2 A 2.4 BBB 5.2 BB 0.5 B 0.3 Not Rated 2.2 Equities 63.9 Short-Term Investments and Net Other Assets (Liabilities) 0.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.5 AAA - 1.9 AA - 0.2 A - 2.4 BBB - 5.2 BB - 0.5 B - 0.3 Not Rated - 2.2 Equities - 63.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 21.4 Financials 11.3 Communication Services 7.6 Health Care 6.5 Industrials 6.4 Consumer Discretionary 6.3 Consumer Staples 3.5 Energy 3.0 Real Estate 2.1 Utilities 1.8 Materials 1.3 Common Stocks 63.6 Bonds 35.2 Preferred Stocks 0.3 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.6 Bonds - 35.2 Preferred Stocks - 0.3 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.0 NVIDIA Corp 5.1 Alphabet Inc Class A 4.9 Apple Inc 4.4 US Treasury Bonds 4.0 Microsoft Corp 3.3 Amazon.com Inc 2.6 Meta Platforms Inc Class A 1.5 Broadcom Inc 1.4 Fannie Mae Mortgage pass-thru certificates 1.2 42.4
Fidelity Balanced Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity® Balanced Fund
Trading Symbol	FBALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Balanced Fund	$ 23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 62,189,557,387
Holdings Count | shares	331
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$62,189,557,387
Number of Holdings	331
Portfolio Turnover	34%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.0 AAA 2.0 AA 0.2 A 2.3 BBB 5.4 BB 0.5 B 0.3 Not Rated 2.2 Equities 63.5 Short-Term Investments and Net Other Assets (Liabilities) 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.0 AAA - 2.0 AA - 0.2 A - 2.3 BBB - 5.4 BB - 0.5 B - 0.3 Not Rated - 2.2 Equities - 63.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 20.7 Financials 11.3 Communication Services 7.8 Health Care 6.5 Industrials 6.4 Consumer Discretionary 6.3 Consumer Staples 3.5 Energy 3.1 Real Estate 2.1 Utilities 1.9 Materials 1.3 Common Stocks 63.1 Bonds 35.9 Preferred Stocks 0.4 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.1 Bonds - 35.9 Preferred Stocks - 0.4 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.3 NVIDIA Corp 5.2 Alphabet Inc Class A 4.8 US Treasury Bonds 4.1 Apple Inc 4.1 Microsoft Corp 3.0 Amazon.com Inc 2.5 Meta Platforms Inc Class A 1.6 Broadcom Inc 1.3 Fannie Mae Mortgage pass-thru certificates 1.2 42.1
Fidelity Balanced Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity® Balanced Fund Class K
Trading Symbol	FBAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 62,189,557,387
Holdings Count | shares	331
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$62,189,557,387
Number of Holdings	331
Portfolio Turnover	34%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.0 AAA 2.0 AA 0.2 A 2.3 BBB 5.4 BB 0.5 B 0.3 Not Rated 2.2 Equities 63.5 Short-Term Investments and Net Other Assets (Liabilities) 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.0 AAA - 2.0 AA - 0.2 A - 2.3 BBB - 5.4 BB - 0.5 B - 0.3 Not Rated - 2.2 Equities - 63.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 20.7 Financials 11.3 Communication Services 7.8 Health Care 6.5 Industrials 6.4 Consumer Discretionary 6.3 Consumer Staples 3.5 Energy 3.1 Real Estate 2.1 Utilities 1.9 Materials 1.3 Common Stocks 63.1 Bonds 35.9 Preferred Stocks 0.4 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.1 Bonds - 35.9 Preferred Stocks - 0.4 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.3 NVIDIA Corp 5.2 Alphabet Inc Class A 4.8 US Treasury Bonds 4.1 Apple Inc 4.1 Microsoft Corp 3.0 Amazon.com Inc 2.5 Meta Platforms Inc Class A 1.6 Broadcom Inc 1.3 Fannie Mae Mortgage pass-thru certificates 1.2 42.1
Fidelity Advisor Balanced Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity Advisor® Balanced Fund Class A
Trading Symbol	FBAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 62,189,557,387
Holdings Count | shares	331
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$62,189,557,387
Number of Holdings	331
Portfolio Turnover	34%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.0 AAA 2.0 AA 0.2 A 2.3 BBB 5.4 BB 0.5 B 0.3 Not Rated 2.2 Equities 63.5 Short-Term Investments and Net Other Assets (Liabilities) 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.0 AAA - 2.0 AA - 0.2 A - 2.3 BBB - 5.4 BB - 0.5 B - 0.3 Not Rated - 2.2 Equities - 63.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 20.7 Financials 11.3 Communication Services 7.8 Health Care 6.5 Industrials 6.4 Consumer Discretionary 6.3 Consumer Staples 3.5 Energy 3.1 Real Estate 2.1 Utilities 1.9 Materials 1.3 Common Stocks 63.1 Bonds 35.9 Preferred Stocks 0.4 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.1 Bonds - 35.9 Preferred Stocks - 0.4 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.3 NVIDIA Corp 5.2 Alphabet Inc Class A 4.8 US Treasury Bonds 4.1 Apple Inc 4.1 Microsoft Corp 3.0 Amazon.com Inc 2.5 Meta Platforms Inc Class A 1.6 Broadcom Inc 1.3 Fannie Mae Mortgage pass-thru certificates 1.2 42.1
Fidelity Advisor Balanced Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity Advisor® Balanced Fund Class M
Trading Symbol	FBAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 62,189,557,387
Holdings Count | shares	331
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$62,189,557,387
Number of Holdings	331
Portfolio Turnover	34%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.0 AAA 2.0 AA 0.2 A 2.3 BBB 5.4 BB 0.5 B 0.3 Not Rated 2.2 Equities 63.5 Short-Term Investments and Net Other Assets (Liabilities) 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.0 AAA - 2.0 AA - 0.2 A - 2.3 BBB - 5.4 BB - 0.5 B - 0.3 Not Rated - 2.2 Equities - 63.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 20.7 Financials 11.3 Communication Services 7.8 Health Care 6.5 Industrials 6.4 Consumer Discretionary 6.3 Consumer Staples 3.5 Energy 3.1 Real Estate 2.1 Utilities 1.9 Materials 1.3 Common Stocks 63.1 Bonds 35.9 Preferred Stocks 0.4 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.1 Bonds - 35.9 Preferred Stocks - 0.4 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.3 NVIDIA Corp 5.2 Alphabet Inc Class A 4.8 US Treasury Bonds 4.1 Apple Inc 4.1 Microsoft Corp 3.0 Amazon.com Inc 2.5 Meta Platforms Inc Class A 1.6 Broadcom Inc 1.3 Fannie Mae Mortgage pass-thru certificates 1.2 42.1
Fidelity Advisor Balanced Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity Advisor® Balanced Fund Class C
Trading Symbol	FBARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 77	1.50%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.50%
Net Assets	$ 62,189,557,387
Holdings Count | shares	331
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$62,189,557,387
Number of Holdings	331
Portfolio Turnover	34%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.0 AAA 2.0 AA 0.2 A 2.3 BBB 5.4 BB 0.5 B 0.3 Not Rated 2.2 Equities 63.5 Short-Term Investments and Net Other Assets (Liabilities) 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.0 AAA - 2.0 AA - 0.2 A - 2.3 BBB - 5.4 BB - 0.5 B - 0.3 Not Rated - 2.2 Equities - 63.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 20.7 Financials 11.3 Communication Services 7.8 Health Care 6.5 Industrials 6.4 Consumer Discretionary 6.3 Consumer Staples 3.5 Energy 3.1 Real Estate 2.1 Utilities 1.9 Materials 1.3 Common Stocks 63.1 Bonds 35.9 Preferred Stocks 0.4 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.1 Bonds - 35.9 Preferred Stocks - 0.4 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.3 NVIDIA Corp 5.2 Alphabet Inc Class A 4.8 US Treasury Bonds 4.1 Apple Inc 4.1 Microsoft Corp 3.0 Amazon.com Inc 2.5 Meta Platforms Inc Class A 1.6 Broadcom Inc 1.3 Fannie Mae Mortgage pass-thru certificates 1.2 42.1
Fidelity Advisor Balanced Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity Advisor® Balanced Fund Class I
Trading Symbol	FBAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 62,189,557,387
Holdings Count | shares	331
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$62,189,557,387
Number of Holdings	331
Portfolio Turnover	34%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.0 AAA 2.0 AA 0.2 A 2.3 BBB 5.4 BB 0.5 B 0.3 Not Rated 2.2 Equities 63.5 Short-Term Investments and Net Other Assets (Liabilities) 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.0 AAA - 2.0 AA - 0.2 A - 2.3 BBB - 5.4 BB - 0.5 B - 0.3 Not Rated - 2.2 Equities - 63.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 20.7 Financials 11.3 Communication Services 7.8 Health Care 6.5 Industrials 6.4 Consumer Discretionary 6.3 Consumer Staples 3.5 Energy 3.1 Real Estate 2.1 Utilities 1.9 Materials 1.3 Common Stocks 63.1 Bonds 35.9 Preferred Stocks 0.4 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.1 Bonds - 35.9 Preferred Stocks - 0.4 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.3 NVIDIA Corp 5.2 Alphabet Inc Class A 4.8 US Treasury Bonds 4.1 Apple Inc 4.1 Microsoft Corp 3.0 Amazon.com Inc 2.5 Meta Platforms Inc Class A 1.6 Broadcom Inc 1.3 Fannie Mae Mortgage pass-thru certificates 1.2 42.1
Fidelity Advisor Balanced Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity Advisor® Balanced Fund Class Z
Trading Symbol	FBAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 62,189,557,387
Holdings Count | shares	331
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$62,189,557,387
Number of Holdings	331
Portfolio Turnover	34%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.0 AAA 2.0 AA 0.2 A 2.3 BBB 5.4 BB 0.5 B 0.3 Not Rated 2.2 Equities 63.5 Short-Term Investments and Net Other Assets (Liabilities) 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.0 AAA - 2.0 AA - 0.2 A - 2.3 BBB - 5.4 BB - 0.5 B - 0.3 Not Rated - 2.2 Equities - 63.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 20.7 Financials 11.3 Communication Services 7.8 Health Care 6.5 Industrials 6.4 Consumer Discretionary 6.3 Consumer Staples 3.5 Energy 3.1 Real Estate 2.1 Utilities 1.9 Materials 1.3 Common Stocks 63.1 Bonds 35.9 Preferred Stocks 0.4 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.1 Bonds - 35.9 Preferred Stocks - 0.4 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.3 NVIDIA Corp 5.2 Alphabet Inc Class A 4.8 US Treasury Bonds 4.1 Apple Inc 4.1 Microsoft Corp 3.0 Amazon.com Inc 2.5 Meta Platforms Inc Class A 1.6 Broadcom Inc 1.3 Fannie Mae Mortgage pass-thru certificates 1.2 42.1